Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

Note 25—Recent Accounting Pronouncements

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (ASU 815), “Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes.” The amendments in this ASU are intended to provide for the inclusion of the Fed Funds Effective Swap Rate (OIS) as a U.S. benchmark interest rate for hedge accounting purposes, in addition to UST (the interest rates on direct U.S. Treasury obligations of the U.S. government) and LIBOR. This ASU is effective prospectively for qualifying new or redesignated hedges entered into on or after July 17, 2013. The adoption of this standard had no effect on the company’s financial statements for the year ended December 31, 2013.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (ASU 220), “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this ASU are intended to improve the reporting of reclassifications out of AOCI by requiring an entity to report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. This ASU became effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this standard had no effect on the company’s financial statements for the year ended December 31, 2013.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (ASU 210), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU are intended to address implementation issues regarding the scope of ASU 2011-11, Balance Sheet (ASU 210), “Disclosures about Offsetting Assets and Liabilities,” and clarify the scope of the offsetting disclosures and address any unintended consequences. The amendments provide a user of financial statements with comparable information as it relates to certain reconciling differences between financial statements prepared in accordance with GAAP.  This ASU became effective for fiscal years, and interim periods within those annual periods, beginning on or after January 1, 2013. The adoption of this standard had no effect on the company’s financial statements for the year ended December 31, 2013.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (ASU 210), “Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU are intended to require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (IFRS).  This ASU became effective for annual periods, and interim periods within those annual periods, beginning on or after January 1, 2013. The adoption of this standard had no effect on the company’s financial statements for the year ended December 31, 2013.